Financial Investments (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated and separate financial statements [line items]
Available for sale debt securities and other eligible bills	£ 52,020	£ 57,703
Available for sale equity securities	1,787	438
Held to maturity debt securities	5,109	5,176
Financial investments	58,916	63,317	£ 90,267
Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
Available for sale debt securities and other eligible bills	52,020	57,704
Available for sale equity securities	1,834	485
Held to maturity debt securities	5,109	5,176
Financial investments	£ 58,963	£ 63,365	£ 90,304